Organization (Details) - $ / shares		6 Months Ended	12 Months Ended
		Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jan. 03, 2025	Jan. 03, 2024
Organization (Details) [Line Items]
Description of shareholder interest		The Group’s former mainland China operating entities, Guangzhou Sanyi Network Technology Company Limited (“Guangzhou Sanyi Network”) and Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”), disposed of 60% and 100% of their equity interests respectively on March 21, 2025. The Group further sold its remaining 40% equity interest in Guangzhou Sanyi Network on December 25, 2025, completing the full divestment of such mainland China entities.	The company sold 60% of equity in Guangzhou Sanyi Network and all equity in Guangzhou 3E Network on March 21, 2025.
Ordinary shares, shares authorized					50,000	50,000
Ordinary shares, par value (in Dollars per share)					$ 1	$ 1
Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized			500,000,000			50,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001			$ 1
Stockholders equity note stock split		Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1.		Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1.
Common Stock [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized					500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)				$ 1
Common Stock [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Minimum [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized						50,000
Maximum [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000
Class A Ordinary Shares [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	[1]	16,000,000	16,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares issued	[1]	904,861	450,000
Ordinary shares, shares outstanding	[1]	854,917	450,000
Class A Ordinary Shares [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized			400,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares, shares issued				10,000,000
Ordinary shares, shares outstanding				10,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized					0.0001	0.0001
Ordinary shares, shares issued			10,000,000
Ordinary shares, shares outstanding		854,917	10,000,000
Class A Ordinary Shares [Member] | Common Stock [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized		400,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares issued		22,621,530
Ordinary shares, shares outstanding		21,372,919
Class A Ordinary Shares [Member] | Restated [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares issued		904,861
Ordinary shares, shares outstanding		854,917
Class B Ordinary Shares [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized	[1]	4,000,000	4,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares issued	[1]	23,200	23,200
Ordinary shares, shares outstanding	[1]	23,200	23,200
Class B Ordinary Shares [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized			100,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization (Details) [Line Items]
Ordinary shares, shares issued			10,000,000
Ordinary shares, shares outstanding
Class B Ordinary Shares [Member] | Common Stock [Member] | Amended and Restated Articles [Member]
Organization (Details) [Line Items]
Ordinary shares, shares authorized		100,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001

[1]	After giving effect to the reverse stock split effected on March 16,2026.